Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense

The components of lease expenses for the years ended December 31, 2024, 2023 and 2021 were as follows:

	Year ended December 31,
	2024	2023	2022

Operating lease	$4,028	$5,566	$6,126
Short-term lease	111	80	297

Total lease expense	$4,139	$5,646	$6,423

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2024 were as follows:

2025	$4,173
2026	3,594
2027	3,096
2028	2,645
2029	2,637
Thereafter	6,094

Total operating lease payments	$22,239

Less - imputed interest	(3,863)

Present value of future lease payments	$18,376